Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Opportunities Fund
January 31, 2022
ILF-NPRT1-0422
1.873105.113
Common Stocks - 95.4%
	Shares	Value ($)
Belgium - 0.3%
Titan Cement International Trading SA (a)	5,906,572	92,365,221
Bermuda - 1.1%
China Gas Holdings Ltd.	37,816,200	64,249,082
Credicorp Ltd. (United States)	943,822	135,174,187
Huanxi Media Group Ltd. (b)	133,073,798	24,555,237
Kerry Properties Ltd.	5,805,000	16,398,342
Kunlun Energy Co. Ltd.	64,876,000	67,279,517
Shangri-La Asia Ltd. (b)	7,284,000	5,697,485
TOTAL BERMUDA		313,353,850
Brazil - 3.4%
Atacadao SA	40,838,000	128,202,757
Dexco SA	28,179,910	79,337,424
ENGIE Brasil Energia SA	4,578,700	35,094,083
Equatorial Energia SA	14,798,800	63,987,580
Localiza Rent A Car SA	6,607,000	72,912,036
LOG Commercial Properties e Participacoes SA (a)	5,371,711	28,608,122
Lojas Renner SA	9,400,500	49,780,995
Natura & Co. Holding SA (b)	20,022,301	85,592,782
Rede D'Oregon Sao Luiz SA (c)	6,673,100	55,696,087
Rumo SA (b)	24,868,100	73,151,112
Suzano Papel e Celulose SA	7,870,900	87,749,248
Transmissora Alianca de Energia Eletrica SA unit	5,797,800	41,675,680
Vale SA sponsored ADR	12,262,070	186,138,223
TOTAL BRAZIL		987,926,129
British Virgin Islands - 0.1%
Fix Price Group Ltd. GDR (Reg. S)	5,084,349	29,023,945
Canada - 0.8%
Barrick Gold Corp.	11,476,300	219,771,145
Cayman Islands - 21.6%
Akeso, Inc. (b)(c)	6,681,545	18,149,107
Alibaba Group Holding Ltd. (b)	53,871,408	844,356,993
Ant International Co. Ltd. Class C (b)(d)(e)	9,361,123	16,662,799
Antengene Corp. (b)(c)	25,166,525	19,779,733
Archosaur Games, Inc. (c)	2,437,689	2,584,946
BeiGene Ltd. ADR (b)	33,800	8,199,204
Bilibili, Inc. ADR (b)(f)	5,096,380	179,851,250
Chailease Holding Co. Ltd.	26,084,135	239,441,920
China Resources Land Ltd.	10,815,720	52,279,087
CIFI Holdings Group Co. Ltd.	50,628,646	33,075,355
CK Asset Holdings Ltd.	3,019,000	20,153,054
ENN Energy Holdings Ltd.	6,169,800	98,224,935
ESR Cayman Ltd. (b)(c)	5,691,800	19,299,193
GlobalFoundries, Inc.	405,854	20,024,836
Haitian International Holdings Ltd.	18,330,306	47,689,324
Hansoh Pharmaceutical Group Co. Ltd. (c)	19,929,724	41,083,366
Innovent Biologics, Inc. (b)(c)	8,034,862	34,026,076
Jacobio Pharmaceuticals Group Co. Ltd. (b)(c)	17,565,428	21,028,028
JD Health International, Inc. (b)(c)	2,350,058	18,981,821
JD.com, Inc.:
Class A (b)	7,716,461	292,464,785
sponsored ADR (b)	1,108,265	82,986,883
KE Holdings, Inc. ADR (b)	282,300	6,151,317
Kingdee International Software Group Co. Ltd. (b)	14,962,313	34,283,795
Kuaishou Technology Class B (c)	8,414,177	96,180,448
KWG Group Holdings Ltd.	28,075,500	15,351,278
Li Ning Co. Ltd.	12,530,439	122,272,050
Longfor Properties Co. Ltd. (c)	7,105,166	42,622,675
Medlive Technology Co. Ltd. (c)	11,702,527	19,000,444
Meituan Class B (b)(c)	18,840,478	562,093,284
NetEase, Inc. ADR	618,001	63,876,583
PagSeguro Digital Ltd. (b)(f)	3,069,034	69,421,549
Parade Technologies Ltd.	547,213	40,432,311
Pinduoduo, Inc. ADR (b)	4,798,962	287,169,886
Pop Mart International Group Ltd. (c)(f)	4,328,094	21,545,467
Sea Ltd. ADR (b)	1,414,259	212,577,270
Shimao Property Holdings Ltd.	6,553,000	4,829,529
Silergy Corp.	478,620	64,743,618
SITC International Holdings Co. Ltd.	10,571,000	40,292,219
Tencent Holdings Ltd.	27,502,904	1,723,394,689
Tencent Music Entertainment Group ADR (b)	1,941,173	11,996,449
Tongdao Liepin Group (b)	7,511,822	18,202,924
Trip.com Group Ltd. ADR (b)	3,117,108	82,946,244
Uni-President China Holdings Ltd.	50,192,000	47,437,934
Wuxi Biologics (Cayman), Inc. (b)(c)	15,668,587	157,042,567
XP, Inc. Class A (b)	5,979,065	199,162,655
XPeng, Inc. ADR (b)	5,370,726	188,458,775
Zai Lab Ltd. (b)	852,168	40,252,352
TOTAL CAYMAN ISLANDS		6,282,081,007
Chile - 0.7%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (f)	3,806,262	206,109,087
China - 8.6%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	967,100	33,932,155
Bafang Electric Suzhou Co. Ltd. (A Shares)	1,543,274	50,025,210
Beijing Enlight Media Co. Ltd. (A Shares)	35,324,276	58,818,548
Beijing Sinohytec Co. Ltd. (A Shares) (b)	814,900	27,342,506
C&S Paper Co. Ltd. (A Shares)	22,306,600	52,431,388
China Communications Services Corp. Ltd. (H Shares)	80,788,000	43,003,390
China Construction Bank Corp. (H Shares)	583,072,000	447,419,458
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	14,794,228	31,639,955
China Petroleum & Chemical Corp. (H Shares)	213,680,000	111,880,699
China Tower Corp. Ltd. (H Shares) (c)	131,685,947	15,907,512
Contemporary Amperex Technology Co. Ltd.	219,500	21,215,402
Daqin Railway Co. Ltd. (A Shares)	68,861,000	71,742,181
Flat Glass Group Co. Ltd. (f)	3,509,417	14,089,041
Gemdale Corp. (A Shares)	15,749,000	32,124,709
Great Wall Motor Co. Ltd. (H Shares)	31,232,972	84,737,851
Haier Smart Home Co. Ltd.	25,329,616	101,547,540
Haier Smart Home Co. Ltd. (A Shares)	1,171,203	5,168,796
Hongfa Technology Co. Ltd. (A Shares)	4,431,900	44,662,211
Pharmaron Beijing Co. Ltd. (H Shares) (c)	3,970,208	50,508,608
Ping An Insurance Group Co. of China Ltd. (H Shares)	50,190,500	398,302,996
Poly Developments & Holdings (A Shares)	12,135,534	29,956,042
Proya Cosmetics Co. Ltd. (A Shares)	3,637,879	97,347,567
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,916,139	97,848,613
ShenZhen Topband Co. Ltd. (A Shares)	39	90
Sinopec Engineering Group Co. Ltd. (H Shares)	34,716,687	16,935,484
Sinopharm Group Co. Ltd. (H Shares)	16,285,600	36,427,556
Sungrow Power Supply Co. Ltd. (A Shares)	1,817,920	33,026,780
TravelSky Technology Ltd. (H Shares)	18,427,000	34,532,992
Tsingtao Brewery Co. Ltd. (H Shares)	25,395,384	228,557,394
Venus MedTech Hangzhou, Inc. (H Shares) (b)(c)(f)	5,867,987	22,724,387
WuXi AppTec Co. Ltd. (H Shares) (c)	3,571,004	51,219,876
Xiamen Faratronic Co. Ltd. (A Shares)	535,400	16,682,535
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	1,543,426	40,818,272
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	6,115,300	18,558,502
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	15,397,700	81,325,929
TOTAL CHINA		2,502,462,175
Cyprus - 1.0%
TCS Group Holding PLC GDR	3,892,579	280,891,564
France - 0.1%
Ubisoft Entertainment SA (b)	437,465	25,103,716
Germany - 0.1%
Delivery Hero AG (b)(c)	306,862	23,686,663
Greece - 0.5%
Alpha Bank SA (b)	64,518,200	97,638,626
Piraeus Financial Holdings SA (b)	20,978,047	35,301,004
TOTAL GREECE		132,939,630
Hong Kong - 1.3%
AIA Group Ltd.	13,738,800	143,430,493
China Overseas Land and Investment Ltd.	13,183,900	38,911,982
China Resources Beer Holdings Co. Ltd.	21,018,666	156,922,864
Guangdong Investment Ltd.	36,850,000	52,637,832
TOTAL HONG KONG		391,903,171
Hungary - 0.8%
OTP Bank PLC (b)	3,113,900	180,086,883
Richter Gedeon PLC	1,633,600	43,056,439
TOTAL HUNGARY		223,143,322
India - 13.6%
Adani Ports & Special Economic Zone Ltd.	13,505,347	130,799,265
Apollo Hospitals Enterprise Ltd.	710,100	42,692,989
Axis Bank Ltd. (b)	7,375,413	77,288,124
Bajaj Finance Ltd.	2,005,477	190,059,448
Bandhan Bank Ltd. (c)	30,292,232	129,099,946
Bharat Electronics Ltd.	21,621,600	61,246,629
CE Info Systems Ltd.	732,484	13,477,646
Divi's Laboratories Ltd.	730,900	39,714,066
Embassy Office Parks (REIT)	3,962,700	19,624,936
HDFC Bank Ltd.	28,653,588	576,615,557
Hindustan Aeronautics Ltd.	25,388	494,259
Housing Development Finance Corp. Ltd.	355,600	12,140,934
Indraprastha Gas Ltd.	11,469,294	60,730,323
Indus Towers Ltd.	1,768,700	6,026,163
Infosys Ltd.	6,150,323	144,793,557
Infosys Ltd. sponsored ADR	7,640,544	180,087,622
ITC Ltd.	28,049,554	83,357,154
JK Cement Ltd. (a)	4,944,178	219,863,354
Larsen & Toubro Ltd.	6,620,744	170,728,658
Mahanagar Gas Ltd.	3,111,734	34,345,020
Manappuram General Finance & Leasing Ltd.	31,212,087	66,508,693
Maruti Suzuki India Ltd.	488,800	56,664,853
Max Healthcare Institute Ltd. (b)	5,801,985	28,735,065
NTPC Ltd.	41,441,645	79,522,341
Oberoi Realty Ltd. (b)	3,179,572	39,302,581
Oil & Natural Gas Corp. Ltd.	40,617,200	95,034,462
Petronet LNG Ltd.	11,676,680	33,588,923
Pine Labs Private Ltd. (d)(e)	9,606	5,853,128
Power Grid Corp. of India Ltd.	40,444,554	117,293,677
Reliance Industries Ltd.	14,233,992	459,008,557
Shree Cement Ltd.	380,668	124,543,242
Shriram Transport Finance Co. Ltd.	11,454,573	190,318,183
Sun Pharmaceutical Industries Ltd.	1,967,100	22,113,312
Tata Motors Ltd. (b)	14,307,130	98,766,682
Tata Steel Ltd.	6,789,500	100,177,304
Tech Mahindra Ltd.	5,624,698	112,348,873
Titan Co. Ltd.	1,085,577	34,636,539
Torrent Pharmaceuticals Ltd.	1,166,536	41,912,953
Voltas Ltd.	2,646,473	42,214,711
Zomato Ltd. (b)	5,958,101	7,266,173
TOTAL INDIA		3,948,995,902
Indonesia - 1.7%
PT Bank Central Asia Tbk	383,611,560	204,041,973
PT Bank Rakyat Indonesia (Persero) Tbk	865,181,439	246,261,291
PT Dayamitra Telekomunikasi Tbk (b)	104,720,900	5,804,066
PT United Tractors Tbk	17,095,300	27,640,386
TOTAL INDONESIA		483,747,716
Japan - 1.1%
Capcom Co. Ltd.	1,142,301	27,576,010
JTOWER, Inc. (b)	244,366	11,197,206
Money Forward, Inc. (b)	613,162	27,902,688
Recruit Holdings Co. Ltd.	374,336	18,502,907
Renesas Electronics Corp. (b)	4,083,738	46,868,296
Square Enix Holdings Co. Ltd.	643,203	31,541,366
Tokyo Electron Ltd.	110,677	54,135,790
Z Holdings Corp.	19,767,710	100,393,617
TOTAL JAPAN		318,117,880
Korea (South) - 11.7%
AMOREPACIFIC Group, Inc.	2,029,579	69,830,005
Coway Co. Ltd.	1,147,020	66,072,967
Hana Financial Group, Inc.	3,595,239	135,444,292
Hanon Systems	3,845,200	34,499,318
Hyundai Mobis	401,840	78,871,379
Hyundai Motor Co.	133,030	21,438,704
Kakao Corp.	1,638,760	118,354,237
Kakao Pay Corp. (b)	295,816	31,502,117
KB Financial Group, Inc.	4,926,355	244,115,261
Kia Corp.	2,960,182	206,372,652
LG Chemical Ltd.	168,696	90,418,907
LG Corp.	936,488	57,905,870
NCSOFT Corp.	114,233	51,462,340
Netmarble Corp. (c)	127,348	11,789,500
POSCO	1,072,336	239,841,720
S-Oil Corp.	808,710	61,383,535
Samsung Biologics Co. Ltd. (b)(c)	167,788	103,859,827
Samsung Electronics Co. Ltd.	19,463,550	1,210,449,430
Samsung SDI Co. Ltd.	126,635	62,838,302
SK Hynix, Inc.	4,610,252	477,131,923
Studio Dragon Corp. (b)	408,416	26,161,337
TOTAL KOREA (SOUTH)		3,399,743,623
Luxembourg - 0.3%
Adecoagro SA (b)	1,308,718	10,600,616
Globant SA (b)	301,503	76,937,536
TOTAL LUXEMBOURG		87,538,152
Mauritius - 0.0%
Jumo World Ltd. (e)	2,021	15,189,290
Mexico - 2.3%
CEMEX S.A.B. de CV sponsored ADR (b)	38,578,400	236,099,808
Corporacion Inmobiliaria Vesta S.A.B. de CV	16,494,284	31,240,628
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,842,000	80,320,420
Grupo Aeroportuario Norte S.A.B. de CV	4,345,000	29,099,367
Grupo Financiero Banorte S.A.B. de CV Series O	33,846,178	214,516,643
Wal-Mart de Mexico SA de CV Series V	24,787,100	84,281,908
TOTAL MEXICO		675,558,774
Netherlands - 1.7%
Adyen BV (b)(c)	11,725	23,859,175
ASML Holding NV (Netherlands)	55,070	37,298,599
CTP BV (c)	571,612	11,627,972
NXP Semiconductors NV	140,115	28,785,226
X5 Retail Group NV GDR (Reg. S)	4,424,900	100,047,996
Yandex NV Series A (b)(f)	5,840,735	280,705,724
TOTAL NETHERLANDS		482,324,692
Panama - 0.2%
Copa Holdings SA Class A (b)(f)	790,728	66,089,046
Philippines - 0.2%
Ayala Land, Inc.	38,499,124	27,133,537
SM Investments Corp.	1,795,000	33,399,039
TOTAL PHILIPPINES		60,532,576
Poland - 0.2%
CD Projekt RED SA (f)	1,276,050	56,650,619
Russia - 3.4%
Gazprom OAO sponsored ADR (Reg. S)	18,623,000	162,119,063
LSR Group OJSC	103,430	878,089
LUKOIL PJSC sponsored ADR	2,748,300	246,111,515
Novatek PJSC GDR (Reg. S)	765,800	161,741,264
Sberbank of Russia	12,899,053	44,452,995
Sberbank of Russia sponsored ADR	19,016,794	266,767,305
Severstal PAO GDR (Reg. S)	6,035,400	119,006,823
TOTAL RUSSIA		1,001,077,054
Saudi Arabia - 1.3%
Al Rajhi Bank	7,318,947	289,098,309
Saudi Tadawul Group Holding Co.	2,245,900	96,973,747
TOTAL SAUDI ARABIA		386,072,056
Singapore - 0.4%
First Resources Ltd. (a)	89,862,094	110,227,123
South Africa - 2.6%
Bidvest Group Ltd./The	136,956	1,679,183
Capitec Bank Holdings Ltd.	1,104,361	145,384,562
FirstRand Ltd.	41,034,461	165,414,080
Impala Platinum Holdings Ltd.	20,647,702	318,322,801
Pick 'n Pay Stores Ltd. (a)	36,652,697	122,713,802
TOTAL SOUTH AFRICA		753,514,428
Taiwan - 10.6%
ASE Technology Holding Co. Ltd.	18,305,430	66,722,819
MediaTek, Inc.	8,865,657	352,415,499
Taiwan Semiconductor Manufacturing Co. Ltd.	104,527,586	2,418,799,336
Unified-President Enterprises Corp.	40,160,000	98,508,894
United Microelectronics Corp.	61,940,000	129,513,649
Yageo Corp.	147,000	2,507,270
TOTAL TAIWAN		3,068,467,467
Thailand - 0.4%
Land & House PCL (For. Reg.)	55,067,500	16,257,339
PTT Global Chemical PCL (For. Reg.)	54,494,700	93,399,214
TOTAL THAILAND		109,656,553
Turkey - 0.4%
Aselsan A/S	48,549,100	78,726,793
Bim Birlesik Magazalar A/S JSC	8,450,000	44,628,104
TOTAL TURKEY		123,354,897
United Kingdom - 0.8%
Helios Towers PLC (b)	8,518,300	17,609,093
Mondi PLC (f)	2,652,863	66,364,604
Prudential PLC (b)	8,641,648	145,661,337
TOTAL UNITED KINGDOM		229,635,034
United States of America - 2.1%
Airbnb, Inc. Class A (b)	90,300	13,903,491
Dlocal Ltd.	3,270,193	97,844,175
Dynatrace, Inc. (b)	342,100	18,767,606
FirstCash Holdings, Inc.	1,606,659	111,984,132
HubSpot, Inc. (b)	39,300	19,209,840
Li Auto, Inc. ADR (b)	6,504,321	169,697,735
Marvell Technology, Inc.	567,188	40,497,223
MongoDB, Inc. Class A (b)	46,400	18,797,104
NVIDIA Corp.	165,464	40,515,515
Salesforce.com, Inc. (b)	168,874	39,285,159
Snap, Inc. Class A (b)	1,360,073	44,256,775
TOTAL UNITED STATES OF AMERICA		614,758,755
TOTAL COMMON STOCKS (Cost $21,477,803,870)		27,702,012,262

Preferred Stocks - 2.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
Cayman Islands - 0.1%
Creditas Financial Solutions Ltd. Series F (d)(e)	70,500	22,206,259
China - 0.2%
ByteDance Ltd. Series E1 (b)(d)(e)	399,541	59,395,765
dMed Biopharmaceutical Co. Ltd. Series C (b)(d)(e)	769,712	7,635,543
		67,031,308
India - 0.1%
Meesho Series F (d)(e)	431,274	33,066,770
TOTAL CONVERTIBLE PREFERRED STOCKS		122,304,337
Nonconvertible Preferred Stocks - 2.1%
Brazil - 1.6%
Ambev SA sponsored ADR	62,683,800	177,395,154
Companhia de Transmissao de Energia Eletrica Paulista (PN)	4,383,700	19,945,047
Metalurgica Gerdau SA (PN)	57,952,422	126,270,602
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	6,877,900	83,497,706
sponsored ADR (f)	5,010,300	66,887,505
		473,996,014
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (d)(e)	22,959	13,989,378
Series A (d)(e)	5,737	3,495,669
Series B (d)(e)	6,242	3,803,375
Series B2 (d)(e)	5,049	3,076,457
Series C (d)(e)	9,391	5,722,124
Series C1 (d)(e)	1,978	1,205,235
Series D (d)(e)	2,116	1,289,321
		32,581,559
Korea (South) - 0.3%
Hyundai Motor Co. Series 2	934,740	76,002,091
United States of America - 0.1%
Gupshup, Inc. (d)(e)	566,129	12,944,653
TOTAL NONCONVERTIBLE PREFERRED STOCKS		595,524,317
TOTAL PREFERRED STOCKS (Cost $557,393,928)		717,828,654

Government Obligations - 0.1%
	Principal Amount (g)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 2/24/22 to 3/10/22 (h) (Cost $27,688,947)	27,690,000	27,689,263

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (i)	354,166,878	354,237,711
Fidelity Securities Lending Cash Central Fund 0.08% (i)(j)	289,663,732	289,692,698
TOTAL MONEY MARKET FUNDS (Cost $643,911,930)		643,930,409

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $22,706,798,675)	29,091,460,588
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(46,884,696)
NET ASSETS - 100.0%	29,044,575,892

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6,107	Mar 2022	373,992,680	(546,603)	(546,603)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Affiliated company
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,607,328,863 or 5.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $190,346,476 or 0.7% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security is on loan at period end.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,526,891.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	35,678,747
ByteDance Ltd. Series E1	11/18/20	43,779,377
Creditas Financial Solutions Ltd. Series F	1/28/22	22,206,259
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,932,333
Gupshup, Inc.	6/08/21	12,944,653
Meesho Series F	9/21/21	33,066,770
Pine Labs Private Ltd.	6/30/21	3,581,693
Pine Labs Private Ltd. Series 1	6/30/21	8,560,493
Pine Labs Private Ltd. Series A	6/30/21	2,139,098
Pine Labs Private Ltd. Series B	6/30/21	2,327,392
Pine Labs Private Ltd. Series B2	6/30/21	1,882,570
Pine Labs Private Ltd. Series C	6/30/21	3,501,528
Pine Labs Private Ltd. Series C1	6/30/21	737,517
Pine Labs Private Ltd. Series D	6/30/21	788,972

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	91,212,294	4,680,727,158	4,417,701,741	118,526	-	-	354,237,711	0.6%
Fidelity Securities Lending Cash Central Fund 0.08%	671,802,601	786,138,868	1,168,248,771	381,238	-	-	289,692,698	0.9%
Total	763,014,895	5,466,866,026	5,585,950,512	499,764	-	-	643,930,409

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
First Resources Ltd.	112,766,729	8,352,313	3,204,184	-	(565,051)	(7,122,684)	110,227,123
JK Cement Ltd.	206,550,633	13,006,552	568,504	-	(9,562)	884,235	219,863,354
LOG Commercial Properties e Participacoes SA	9,222,095	13,589,688	-	-	-	5,796,339	28,608,122
Pick 'n Pay Stores Ltd.	143,251,457	-	-	694,971	-	(20,537,655)	122,713,802
Titan Cement International Trading SA	105,966,764	-	2,797,639	-	(2,158,446)	(8,645,458)	92,365,221
Total	577,757,678	34,948,553	6,570,327	694,971	(2,733,059)	(29,625,223)	573,777,622

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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